Note 37 Interest income breakdown by origin (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income by origin [Line Items]
Interest income on financial assets held for trading		€ 5,951	€ 4,984	€ 2,079
Financial Assets At Fair Value Through Other Comprehensive Income Interest And Other Income		2,951	3,098	3,110
Financial Assets At Amortized Cost Interest And Other Income	[1]	50,243	38,328	25,258
Interest Income For Insurance Activity		1,448	1,052	1,309
Interest Income For Adjustment Interest On Accounting Coverage		702	91	(825)
Interest Income On Other Income	[2]	365	297	501
Interest income		€ 61,659	€ 47,850	€ 31,432

[1]	(1) Includes interest on demand deposits at central banks and credit institutions.
[2]	(2) Includes, among others, the net interest income accrued from funds obtained through TLTRO III operations, which amounted to €177 million for the year ended December 31, 2022 (see Note 22.1).